Employee Benefits - Annual Benefit Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
2019	$ 295
2020	311
2021	383
2022	412
2023	403
Years 2024 - 2028	3,451
Switzerland
Defined Benefit Plan Disclosure [Line Items]
2019	678
2020	212
2021	209
2022	204
2023	199
Years 2024 - 2028	$ 908